Supplemental Data - Statements of Cash Flows (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Supplemental Data - Statements of Cash Flows
Cash paid for interest	$ 413,342	$ 437,969	$ 852,679	$ 832,654	$ 875,006
Cash received for interest	781	4,945	5,606	34,534	36,242
Cash paid for income taxes	11,338	1,487	2,632	18,186	1,351
Cash paid for income taxes to DISH Network	329,230	$ 278,970	$ 558,220	279,234	433,120
Satellites and other assets financed under capital lease obligations	$ 988			$ 3,462	$ 1,070